Segment reconciliation (Detail) - Consolidated entity [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 [1]	Dec. 31, 2016
Disclosure of operating segments [line items]
Segment EBITDA	€ 32,573	€ 22,765	€ 14,872
Depreciation, amortization and impairment	(17,287)	(12,576)	(8,374)
Corporate research and development	(1,913)	(2,017)	(1,673)
Corporate headquarter costs	(10,358)	(9,690)	(8,646)
Other operating income (expense)	2,149	1,910	3,928
Operating (loss) profit	5,164	392	107
Financial expenses	(4,864)	(4,728)	(2,437)
Financial income	3,627	3,210	2,039
Income taxes	(425)	(522)	(1,710)
Share in loss of joint venture	(475)	(469)	(1,018)
Net (loss) profit of the year	€ 3,027	€ (2,117)	€ (3,019)

[1]	A * mark has been added next to the year 2017 in tables in the notes when the year has been impacted by the restatement.